EQUITY - Schedule Of Authorized Share Capital (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Issued (repurchased)
Number of Common Shares Held by the Company	61,032,215	58,393,135	61,032,215	58,393,135	58,434,060	63,417,346	56,644,846	56,307,796
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	1,513,055,374	1,432,967,575	1,509,293,641	1,432,714,261
Issued (repurchased)
Repurchases (in shares)	(2,618,685)	(1,765,020)	(5,513,309)	(3,214,212)
Long-term share ownership plans (in shares)	1,034,483	2,541,521	7,622,148	4,180,865
Dividend reinvestment plan and others (in shares)	58,377	53,718	127,069	116,880
Ending balance (in shares)	1,511,529,549	1,433,797,794	1,511,529,549	1,433,797,794